Subsequent events (Details Narrative)				12 Months Ended
	Apr. 30, 2025 USD ($) shares	Apr. 30, 2025 $ / shares shares	Apr. 20, 2023	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 shares	Nov. 28, 2023 shares	Jun. 29, 2022 shares
IfrsStatementLineItems [Line Items]
Natural gas revenue deposit percentage				10.00%
Accounts payable and accrued liabilities | $				$ 144,247
Common stock, shares				4,906,847	80,000
Maturity date			April 30, 2025
Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Maturity date	April 30, 2025 to July 31, 2025
Exercise price, share options granted | $ / shares		$ 0.03
Nonadjusting Event [Member] | Directors And Officers And Consultants [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued settle outstanding debt	1,759,413	1,759,413
Issued capital [member]
IfrsStatementLineItems [Line Items]
Common stock, shares				6,870,297		36,057,934	14,507,380
Issued capital [member] | Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Common stock, shares	3,516,493	3,516,493
Number of shares issued settle outstanding debt	1,757,080	1,757,080
Proceeds from placement | $	$ 80,854
Legal proceedings contingent liability [member] | Offshore Drilling Rig Contractor [Member]
IfrsStatementLineItems [Line Items]
Arbitration damages sought, value | $				$ 20,300,000
Legal proceedings contingent liability [member] | Offshore Drilling Rig Contractor [Member] | Europe [Member]
IfrsStatementLineItems [Line Items]
Arbitration damages sought, value | $				$ 3,000,000